Trade Receivables	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instrument [Abstract]
TRADE RECEIVABLES	TRADE RECEIVABLES

	As of December 31,
	2022	2021
At amortized cost
Trade receivables	$17,225	$18,041
Accumulated impairment losses	(1,082)	(1,416)
	$16,143	$16,625
The average credit period ranged from 15 to 30 days. No interest was charged on outstanding trade receivables.
The Company served a large consumer base for its battery swapping service which limited its concentration of credit risk. When having transactions with customers, the Company considered the record of arrears in the past. In addition, the Company had a suspension policy on battery swapping service whereby customers who have delinquent payments would be disallowed from continued charging.
In order to minimize credit risk, the management of the Company had delegated a team responsible for determining credit limits, credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. In addition, the Company reviewed the recoverable amount of each individual trade debt at the end of the reporting period to ensure that adequate allowance is made for possible irrecoverable amounts which the management believes reduces the Company’s credit risk.
The Company measured the impairment losses of trade receivables at an amount equal to lifetime expected credit losses (“ECL”). The expected credit losses on trade receivables were estimated using a provision matrix by referencing to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for general economic conditions of the industry in which the debtors operated and an assessment of both the current as well as the forecasted direction of economic conditions at the reporting date.
The Company wrote off a trade receivable when there was information indicating that the debtor was in severe financial difficulty and there was no realistic prospect of recovery. For trade receivables that had been written off, the Company continued to engage in enforcement activity to attempt to recover the receivables overdue. Where recoveries were made, these were recognized in profit or loss.
The following tables detailed the risk profile of trade receivables based on the Company’s provision matrix.
The Company estimated the ECL for the trade receivables generated by battery swapping service based on past due status. The ECL for trade receivables of sales of hardware were assessed based on the invoice dates.
Trade receivables of battery swapping service

	As of December 31, 2022
	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$12,095	$118	$78	$900	$13,191
Impairment losses (Lifetime ECL)	—	—	(39)	(900)	(939)
Amortized cost	$12,095	$118	$39	$—	$12,252

	As of December 31, 2021
	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$10,776	$186	$66	$1,239	$12,267
Impairment losses (Lifetime ECL)	—	—	(33)	(1,239)	(1,272)
Amortized cost	$10,776	$186	$33	$—	$10,995
Trade receivables other than battery swapping service

	As of December 31, 2022
	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$3,816	$97	$12	$109	$4,034
Impairment losses (Lifetime ECL)	—	(28)	(6)	(109)	(143)
Amortized cost	$3,816	$69	$6	$—	$3,891

	As of December 31, 2021
	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$5,553	$109	$1	$111	$5,774
Impairment losses (Lifetime ECL)	—	(33)	—	(111)	(144)
Amortized cost	$5,553	$76	$1	$—	$5,630
The movements of the accumulated impairment losses of trade receivables were as follows:

	For the Year Ended December 31,
	2022	2021	2020
Balance as of January 1	$1,416	$904	$229
Amount recognized in profit or loss	523	519	642
Write-off	(726)	(26)	(13)
Exchange differences on translation	(131)	19	46
Balance as of December 31	$1,082	$1,416	$904